Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule Of Changes In Benefit Obligations During Period
The following table shows the changes in the benefit obligations during 2013 and 2012 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Benefit obligation, beginning of year	$6,665.8	$6,130.3	$292.4	$312.7
Service cost	—	—	.1	.1
Interest cost	271.5	298.4	11.1	14.4
Actuarial (gain) loss	(653.7)	550.2	(22.5)	(11.4)
Benefits paid	(318.3)	(313.1)	(20.2)	(23.4)
Benefit obligation, end of year	$5,965.3	$6,665.8	$260.9	$292.4

Schedule Of Fair Value Of Financial Assets For Pension And Postretirement Benefits
The following table reconciles the beginning and ending balances of the fair value of plan assets during 2013 and 2012 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Fair value of plan assets, beginning of year	$5,805.0	$5,296.8	$62.1	$64.2
Actual return on plan assets	589.0	736.8	2.9	2.1
Employer contributions	82.1	84.5	16.3	19.2
Benefits paid	(318.3)	(313.1)	(20.2)	(23.4)
Fair value of plan assets, end of year	$6,157.8	$5,805.0	$61.1	$62.1

Funded Status
The funded status of our pension and OPEB plans at the measurement date for 2013 and 2012 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Benefit obligation	$(5,965.3)	$(6,665.8)	$(260.9)	$(292.4)
Fair value of plan assets	6,157.8	5,805.0	61.1	62.1
Funded status	$192.5	$(860.8)	$(199.8)	$(230.3)

Individual Pension Plans Funded Status
At December 31, 2013, the fair value of plan assets of the Aetna Pension Plan was in excess of the benefit obligations while the Non-qualified Pension Plan had benefit obligations in excess of the fair value of plan assets. Below is the funded status of each of our Pension Plans:

	Aetna Pension Plan		Non-qualified Pension Plan
(Millions)	2013	2012	2013	2012
Benefit obligation	$(5,732.8)	$(6,398.9)	$(232.5)	$(266.9)
Fair value of plan assets	6,157.8	5,805.0	—	—
Funded status	$425.0	$(593.9)	$(232.5)	$(266.9)

Reconciliation Of Funded Status Table
The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2013 and 2012 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Unrecognized prior service credit	$(1.6)	$(2.0)	$(29.7)	$(33.4)
Unrecognized net actuarial losses	1,943.5	2,865.2	46.1	71.4
Amount recognized in accumulated other comprehensive loss	$(1,941.9)	$(2,863.2)	$(16.4)	$(38.0)

Net Amount Of Liabilities Recognized Table
The assets (liabilities) recognized on our balance sheets at December 31, 2013 and 2012 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2013	2012	2013	2012
Accrued benefit assets reflected in other long-term assets	$425.0	$—	$—	$—
Accrued benefit liabilities reflected in other current liabilities	(22.3)	(82.4)	—	—
Accrued benefit liabilities reflected in other long-term liabilities	(210.2)	(778.4)	(199.8)	(230.3)
Net amount of assets (liabilities) recognized at December 31,	$192.5	$(860.8)	$(199.8)	$(230.3)

Schedule of Net Benefit Costs
Components of the net periodic benefit (income) cost of our defined benefit pension plans and OPEB plans for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2013	2012	2011	2013	2012	2011
Service cost	$—	$—	$—	$.1	$.1	$.2
Amortization of prior service cost	(.4)	(.4)	(.4)	(3.7)	(3.7)	(3.7)
Interest cost	271.5	298.4	312.3	11.1	14.4	16.6
Expected return on plan assets	(396.4)	(387.3)	(385.0)	(2.4)	(2.7)	(3.6)
Recognized net actuarial losses	75.4	70.2	58.3	2.3	4.5	4.9
Net periodic benefit (income) cost	$(49.9)	$(19.1)	$(14.8)	$7.4	$12.6	$14.4

Weighted Average Assumptions Table
The weighted average assumptions used to determine net periodic benefit (income) cost in 2013, 2012 and 2011 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.17%	4.98%	5.50%	3.94%	4.78%	5.20%
Expected long-term return on plan assets	7.00	7.50	7.50	4.10	4.25	5.50
Rate of increase in future compensation levels	N/A	N/A	N/A	—	—	—

Expected Benefits Payments Table

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2013 were as follows:

(Millions)	Pension Plans	OPEB Plans
2014	$336.6	$20.1
2015	357.1	19.7
2016	361.6	19.4
2017	369.1	19.1
2018	376.4	18.7
2019-2023	1,926.7	86.7

Fair Value Of Plan Assets
Pension Assets with changes in fair value measured on a recurring basis at December 31, 2013 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$493.5	$113.2	$—	$606.7
States, municipalities and political subdivisions	—	126.8	—	126.8
U.S. corporate securities	—	1,135.7	—	1,135.7
Foreign securities	—	148.0	.2	148.2
Residential mortgage-backed securities	—	174.6	—	174.6
Commercial mortgage-backed securities	—	44.0	—	44.0
Other asset-backed securities	—	26.5	—	26.5
Redeemable preferred securities	—	10.2	—	10.2
Total debt securities	493.5	1,779.0	.2	2,272.7
Equity securities:
U.S. Domestic	1,342.5	3.1	—	1,345.6
International	825.2	—	.1	825.3
Domestic real estate	25.7	—	—	25.7
Total equity securities	2,193.4	3.1	.1	2,196.6
Other investments:
Real estate	—	—	497.5	497.5
Common/collective trusts (1)	—	617.3	—	617.3
Other assets	.3	.7	395.9	396.9
Total other investments	.3	618.0	893.4	1,511.7
Total pension investments (2)	$2,687.2	$2,400.1	$893.7	$5,981.0

(1)	The assets in the underlying funds of common/collective trusts are comprised of $356.1 million of equity securities and $261.2 million of debt securities.

(2)	Excludes $176.8 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis at December 31, 2012 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
Debt securities:
U.S. government securities	$408.5	$145.7	$—	$554.2
States, municipalities and political subdivisions	—	119.4	—	119.4
U.S. corporate securities	—	998.4	.2	998.6
Foreign securities	—	127.7	—	127.7
Residential mortgage-backed securities	—	182.8	—	182.8
Commercial mortgage-backed securities	—	46.2	—	46.2
Other asset-backed securities	—	11.6	1.5	13.1
Redeemable preferred securities	—	11.8	—	11.8
Total debt securities	408.5	1,643.6	1.7	2,053.8
Equity securities:
U.S. Domestic	1,287.8	1.0	—	1,288.8
International	805.3	—	—	805.3
Domestic real estate	24.6	—	—	24.6
Total equity securities	2,117.7	1.0	—	2,118.7
Other investments:
Real estate	—	—	469.0	469.0
Common/collective trusts (1)	—	739.3	—	739.3
Other assets	—	—	289.6	289.6
Total other investments	—	739.3	758.6	1,497.9
Total pension investments (2)	$2,526.2	$2,383.9	$760.3	$5,670.4

(1)	The assets in the underlying funds of common/collective trusts are comprised of $487.0 million of equity securities and $252.3 million of debt securities.

(2)	Excludes $134.6 million of cash and cash equivalents and other receivables.

Schedule of changes in the fair value of level three plan assets by asset category
The changes in the balances of Level 3 Pension Assets during 2013 and 2012 were as follows:

	2013
	Real Estate	Other	Total
Beginning balance	$469.0	$291.3	$760.3
Actual return on plan assets	40.5	26.6	67.1
Purchases, sales and settlements	(12.0)	80.0	68.0
Transfers out of Level 3	—	(1.7)	(1.7)
Ending balance	$497.5	$396.2	$893.7

	2012
	Real Estate	Other	Total
Beginning balance	$433.2	$232.4	$665.6
Actual return on plan assets	47.6	28.3	75.9
Purchases, sales and settlements	(11.8)	29.9	18.1
Transfers into Level 3	—	.7	.7
Ending balance	$469.0	$291.3	$760.3

Asset Allocation And Target Asset Allocation Table
The actual and target asset allocations of the OPEB plans used at December 31, 2013 and 2012 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2013	Allocation	2012	Allocation
Equity securities	10%	5-15%	10%	5-15%
Debt securities	84%	80-90%	85%	80-90%
Real estate/other	6%	0-10%	5%	0-10%